STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) (USD $)	0 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 04, 2014	Dec. 31, 2013	Sep. 30, 2013	Dec. 31, 2013
STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY [Abstract]
Dividend paid, per share	$ 0.16	$ 0.16	$ 0.48	$ 0.48